Debt - Loan and Security Agreement (Detail)			1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 06, 2017 USD ($)	Jul. 20, 2016 $ / shares shares	Jun. 30, 2017 USD ($)	Nov. 30, 2015	Jun. 30, 2014 USD ($) Intangible_Assets shares	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Jun. 30, 2015 $ / shares shares
Secured Debt
Debt
Number of common shares that can be purchased upon exercise of warrant | shares		3,562			2,583		6,144
Exercise price of warrants (in dollars per share) | $ / shares		$ 58.08
Warrant exercisable term		10 years
Payment for debt extinguishment	$ 16,668,583
Prepayment fee			$ 450,000
Less discount			400,562
Unamortized portion of final fee upon repayment			$ 738,196
Interest expenses recorded							$ 801,173
Line of Credit
Debt
Interest expenses recorded						$ 24,236	$ 232,765
Line of Credit | Secured Debt
Debt
Face value of term loan					$ 15,000,000
Number of banks with which agreement is entered | Intangible_Assets					2
Number of common shares that can be purchased upon exercise of warrant | shares								7,123
Exercise price of warrants (in dollars per share) | $ / shares								$ 42.12
Exercisable term					10 years
Line of Credit | Secured Debt | Minimum
Debt
Interest rate (as a percent)		7.25%
Prime Rate | Line of Credit
Debt
Interest rate above reference rate				1.25%
Prime Rate | Line of Credit | Secured Debt
Debt
Interest rate above reference rate		3.75%